TRANSACTIONS WITH RELATED PARTIES (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Net Revenues and Cost of Revenues	The following table presents the net revenues and cost of revenues associated with our related parties, which are included in our condensed consolidated statement of operations and comprehensive (loss) income (in thousands):

	Three Months Ended March 31,
	2022	2021
Related party revenues - product revenues	$—	$271
Related party revenues - service revenues	162	442
Total related party revenues	162	713

Costs associated with related party revenues - product revenues	—	200
Costs associated with related party revenues - service revenues	138	389
Total costs associated with related party revenues	138	589
Gross profit associated with related party revenues	$24	$124